Events after the reporting period (Details) - Entering into significant commitments or contingent liabilities € in Millions	1 Months Ended
Feb. 10, 2026 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Minimum guarantee and spend commitments	€ 202
Term of minimum guarantee and spend commitments in license agreements	3 years